Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, net
Schedule of inventories, net

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Products	198,142	—	—
Packing materials and others	7,965	—	—
Total inventories	206,107	—	—
Less: inventory provision	(56,575)	—	—
		—
Inventories, net	149,532	—	—